PARENT COMPANY FINANCIAL DATA, Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expense [Abstract]
Interest expense	$ 3,479	$ 2,872
Pre-tax income	1,998	2,218
Income tax benefit	1,594	877
Net income	404	1,341
Net income attributable to non-controlling interests	0	222
Net income attributable to Carolina Trust BancShares	404	1,119
Parent Company [Member]
Income [Abstract]
Dividends from subsidiary	718	125
Total income	718	125
Expense [Abstract]
Interest expense	759	166
Other operating expense	390	164
Total expense	1,149	330
Pre-tax income	(431)	(205)
Income tax benefit	(383)	(121)
Loss before equity in undistributed earnings of subsidiary	(48)	(84)
Equity in undistributed earnings of subsidiaries	452	1,425
Net income	404	1,341
Net income attributable to non-controlling interests	0	222
Net income attributable to Carolina Trust BancShares	$ 404	$ 1,119